Shareholder Report, Average Annual Return (Details)	2 Months Ended	5 Months Ended	12 Months Ended	18 Months Ended	20 Months Ended	31 Months Ended	41 Months Ended	45 Months Ended	47 Months Ended	52 Months Ended	56 Months Ended	60 Months Ended	70 Months Ended	99 Months Ended	114 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000248535
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree 1-3 Year Laddered Treasury Fund $10,751
C000248538
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree 7-10 Year Laddered Treasury Fund $10,719
C000247881
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Bianco Total Return Fund $10,801
C000133150
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Bloomberg U.S. Dollar Bullish Fund $12,249
C000258460
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Core Laddered Municipal Fund $10,203
C000230569
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Efficient Gold Plus Equity Strategy Fund $22,136
C000230570
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Efficient Gold Plus Gold Miners Strategy Fund $29,814
C000060975
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Currency Strategy Fund $12,439
C000104506
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Markets Corporate Bond Fund $14,897
C000088998
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Emerging Markets Local Debt Fund $13,153
C000221364
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Enhanced Commodity Strategy Fund $15,930
C000152580
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Equity Premium Income Fund $20,740
C000136444
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Floating Rate Treasury Fund $12,334
C000258457
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree High Income Laddered Municipal Fund $10,013
C000260544
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Inflation Plus Fund $10,143
C000134342
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Interest Rate Hedged High Yield Bond Fund $16,451
C000134336
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund $13,182
C000079238
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Managed Futures Strategy Fund $12,323
C000210706
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Mortgage Plus Bond Fund $10,370
C000225934
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Private Credit and Alternative Income Fund $11,125
C000222596
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Target Range Fund $11,160
C000239876
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Voya Yield Enhanced USD Universal Bond Fund $11,113
C000156663
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Yield Enhanced U.S. Aggregate Bond Fund $12,161
C000184315
Average Annual Return [Line Items]
Line Graph and Table Measure Name			WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund $11,908
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.14%	4.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.14%	4.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.14%		4.08%
Bloomberg Dollar Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Dollar Total Return Index
Average Annual Return, Percent			3.01%									4.17%				2.15%
Bloomberg 3-15yr Municipal Blend (2-17) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-15yr Municipal Blend (2-17) Index
Average Annual Return, Percent		1.56%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			15.88%				13.73%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			15.88%					10.53%
JP Morgan Emerging Local Markets Index Plus
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JP Morgan Emerging Local Markets Index Plus
Average Annual Return, Percent			7.30%									2.25%				2.37%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.14%									(0.68%)				1.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.14%									(0.68%)				1.80%
S&P GSCI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P GSCI Index
Average Annual Return, Percent			9.34%								15.33%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			15.88%									14.74%			15.52%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.14%									(0.68%)				1.80%
Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index
Average Annual Return, Percent		(2.47%)
Bloomberg Commodities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodities Index
Average Annual Return, Percent	(2.91%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.14%									(0.68%)				1.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.14%									(0.68%)				1.80%
ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent			4.48%									2.91%				2.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.14%									(0.68%)	0.61%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.14%							(0.36%)
MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI AC World Index
Average Annual Return, Percent			15.79%						9.56%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.14%			3.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.14%									(0.68%)				1.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.14%									(0.68%)		1.58%
Bloomberg U.S. Treasury 1-3 Year Laddered Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.40%	5.20%
Bloomberg U.S. Treasury 7-10 Year Laddered Index
Average Annual Return [Line Items]
Average Annual Return, Percent			2.97%	5.03%
Bianco Research Fixed Income Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.26%		5.08%
Bloomberg Dollar Spot Index
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.71%)									0.68%				(0.05%)
Bloomberg US Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		0.24%
NYSE ARCA Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent			65.54%					25.44%
Equal-Weighted Emerging Currency Composite
Average Annual Return [Line Items]
Average Annual Return, Percent			7.81%									2.51%				2.42%
JP Morgan CEMBI Diversified Index
Average Annual Return [Line Items]
Average Annual Return, Percent			6.80%									2.41%				4.42%
JP Morgan GBI-EM Global Diversified Index Unhedged USD
Average Annual Return [Line Items]
Average Annual Return, Percent			9.47%									1.63%				3.09%
Bloomberg Commodities Index
Average Annual Return [Line Items]
Average Annual Return, Percent			11.77%								9.73%
Cboe S&P 500® PutWrite/Volos US Large Cap Target 2.5% PutWrite Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent			12.20%									12.38%			8.71%
Bloomberg U.S. Treasury Floating Rate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.76%									3.23%				2.30%
50% Bloomberg 3-15yr Municipal Blend (2-17) Index / 50% Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.47%)
ICE 0-5 Year US Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.16%
ICE BofA ML 0-5 Yr U.S. High Yield Constrained, Zero Duration/ WisdomTree U.S. High Yield Corp Bond, Zero Duration Spliced Index
Average Annual Return [Line Items]
Average Annual Return, Percent			8.07%									7.39%				5.86%
ICE BofA Merrill Lynch U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			8.14%									5.15%				5.71%
Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration
Average Annual Return [Line Items]
Average Annual Return, Percent			4.84%									3.80%				2.87%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite
Average Annual Return [Line Items]
Average Annual Return, Percent			10.84%									8.40%				9.42%
S&P GSCI Index
Average Annual Return [Line Items]
Average Annual Return, Percent			9.34%									16.55%				3.32%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent			3.52%									(0.30%)	0.47%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			15.88%							12.33%
ICE BofA Merrill Lynch U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			8.14%							4.19%
Gapstow Private Credit and Alternative Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent			3.69%							2.96%
TOPS Global Target Range Index
Average Annual Return [Line Items]
Average Annual Return, Percent			5.33%						2.94%
Bloomberg US Universal Enhanced Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			3.91%			4.58%
Bloomberg U.S. Aggregate Enhanced Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			3.58%									(0.57%)				2.15%
Bloomberg U.S. Short Aggregate Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent			4.83%									1.30%		2.09%
Bloomberg U.S. Short Aggregate Enhanced Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent			5.40%									1.41%		2.19%